PROPERTY, PLANT AND EQUIPMENT, NET (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 71,804	$ 70,214
Less: accumulated depreciation and amortization	(19,679)	(16,857)
Property, plant and equipment, net	52,125	53,357
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	20,816	20,725
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	49,543	48,081
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	510	499
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	37	37
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 898	$ 872